SEGMENTAL INFORMATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Income from ordinary activities	$ 9,895,456	$ 9,613,907	$ 8,988,340
Other operating income	472,758	549,889	538,748
Peru
Disclosure of geographical areas [line items]
Income from ordinary activities	705,133	626,316	627,215
Argentina
Disclosure of geographical areas [line items]
Income from ordinary activities	989,883	1,113,467	1,030,973
U.S.A.
Disclosure of geographical areas [line items]
Income from ordinary activities	985,919	900,413	933,130
Europe
Disclosure of geographical areas [line items]
Income from ordinary activities	782,197	676,282	714,436
Colombia
Disclosure of geographical areas [line items]
Income from ordinary activities	372,794	359,276	343,001
Brazil
Disclosure of geographical areas [line items]
Income from ordinary activities	3,433,877	3,436,402	2,974,234
Ecuador
Disclosure of geographical areas [line items]
Income from ordinary activities	203,842	190,268	198,171
Chile
Disclosure of geographical areas [line items]
Income from ordinary activities	1,591,313	1,527,158	1,512,570
Asia Pacific and rest of Latin America
Disclosure of geographical areas [line items]
Income from ordinary activities	$ 830,498	$ 784,325	$ 654,610